UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 29, 2016 (Unaudited)

Deutsche Mid Cap Value Fund

	Shares	Value ($)
Common Stocks 94.4%
Consumer Discretionary 13.8%
Auto Components 3.9%
Tenneco, Inc.*	116,102	5,284,963
Visteon Corp.	104,086	7,277,693
		12,562,656
Diversified Consumer Services 2.8%
Houghton Mifflin Harcourt Co.*	490,919	9,234,187
Media 2.6%
TEGNA, Inc.	336,599	8,293,799
Specialty Retail 1.8%
Ross Stores, Inc.	108,081	5,942,293
Textiles, Apparel & Luxury Goods 2.7%
Hanesbrands, Inc.	312,322	8,898,054
Consumer Staples 3.1%
Food Products
ConAgra Foods, Inc.	241,503	10,157,616
Energy 3.7%
Energy Equipment & Services 1.0%
Superior Energy Services, Inc.	318,974	3,279,053
Oil, Gas & Consumable Fuels 2.7%
Cimarex Energy Co.	57,976	4,871,723
QEP Resources, Inc.	401,933	3,922,866
		8,794,589
Financials 23.9%
Banks 4.3%
First Republic Bank (a)	104,545	6,433,699
KeyCorp	717,639	7,571,092
		14,004,791
Capital Markets 3.6%
Ameriprise Financial, Inc.	82,429	6,919,914
Lazard Ltd. "A"	137,444	4,835,280
		11,755,194
Consumer Finance 3.1%
Synchrony Financial*	375,450	10,118,377
Insurance 10.4%
Axis Capital Holdings Ltd.	162,152	8,709,184
CNO Financial Group, Inc.	545,064	9,500,466
Hartford Financial Services Group, Inc.	174,087	7,332,544
Reinsurance Group of America, Inc.	88,431	7,967,633
		33,509,827
Real Estate Investment Trusts 2.5%
Weyerhaeuser Co. (REIT)	307,931	8,000,053
Health Care 5.1%
Health Care Providers & Services 2.8%
HealthSouth Corp.	256,976	9,053,264
Life Sciences Tools & Services 2.3%
PerkinElmer, Inc.	159,376	7,532,110
Industrials 21.7%
Aerospace & Defense 1.8%
BWX Technologies, Inc.	179,604	5,729,368
Commercial Services & Supplies 5.1%
Covanta Holding Corp. (a)	596,355	8,307,225
Pitney Bowes, Inc.	451,126	8,174,403
		16,481,628
Machinery 8.6%
Crane Co.	182,167	8,935,292
Stanley Black & Decker, Inc.	80,289	7,547,969
Xylem, Inc.	310,803	11,627,140
		28,110,401
Marine 1.3%
Kirby Corp.*	72,720	4,116,679
Road & Rail 1.9%
Ryder System, Inc.	108,311	6,143,400
Trading Companies & Distributors 3.0%
AerCap Holdings NV*	278,263	9,942,337
Information Technology 15.2%
Communications Equipment 3.4%
Harris Corp.	142,528	11,120,035
Electronic Equipment, Instruments & Components 8.7%
Belden, Inc.	122,730	6,721,922
Dolby Laboratories, Inc. "A"	258,170	10,197,715
Keysight Technologies, Inc.*	166,499	4,343,959
Zebra Technologies Corp. "A"*	110,321	6,815,631
		28,079,227
IT Services 3.1%
Convergys Corp.	387,104	9,979,541
Materials 7.9%
Chemicals 5.3%
Ashland, Inc.	86,623	8,254,306
Celanese Corp. "A"	148,075	8,934,846
		17,189,152
Containers & Packaging 2.6%
Sealed Air Corp.	184,581	8,440,889
Total Common Stocks (Cost $315,821,610)		306,468,520
Securities Lending Collateral 0.7%
Daily Assets Fund "Capital", 0.42% (b) (c) (Cost $2,257,970)	2,257,970	2,257,970
Cash Equivalents 5.2%
Central Cash Management Fund, 0.33% (c) (Cost $16,778,027)	16,778,027	16,778,027
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $334,857,607) †	100.3	325,504,517
Other Assets and Liabilities, Net	(0.3)	(1,036,099)
Net Assets	100.0	324,468,418

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $334,970,247. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $9,465,730. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,955,726 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,421,456.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $2,168,642, which is 0.7% of net assets.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$306,468,520	$—	$—	$306,468,520
Short-Term Investments (d)	19,035,997	—	—	19,035,997
Total	$325,504,517	$—	$—	$325,504,517

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016